UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             615 E. MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                              MR. ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                  414-765-5344
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end:  MARCH 31, 2006
                          --------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              WOMEN'S EQUITY FUND

                                 ANNUAL REPORT

                           (WOMEN'S EQUITY FUND LOGO)

                                   Year Ended
                                 March 31, 2006

May 15, 2006

Dear Shareholders:

   During the first quarter of 2006, Pax World Funds and Walden Asset Management joined Women's Equity Fund in sending letters to companies in our portfolios that have a disproportionately low level of women and minority representation on corporate boards. It is our intention to do more to bring to the attention of the corporations the negative impact that such a low level of representation has on shareholder value. Shareholder activism over the last 12 years has been a catalyst for many positive changes for working women. We know our voice can be louder when our assets increase.

   The Women's Equity Fund continues to focus on long-term appreciation. We believe this consistent approach makes the Fund a solid core investment. The Fund's performance as of March 31, 2006 is as follows:

                     Calendar     1 year       3 year         5 year         10 year      Inception
                      Y-T-D        Cumm      Annualized     Annualized     Annualized     (10/1/93)
                     --------     ------     ----------     ----------     ----------     ---------
Women's Equity        3.01%        6.20%       14.06%          5.20%          9.05%          8.94%
S&P 500 Index         4.21%       11.73%       17.22%          3.97%          8.95%         10.65%

   Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-552-9363 or visiting www.womens-equity.com.
---------------------

   The Fund imposes a 2.00% redemption fee on shares held for less than two months.

MARKET AND PERFORMANCE SUMMARY

   For the second consecutive quarter the stock market produced good returns. In contrast, bond market returns were generally negative as the strength of the economy, along with continued tightening by the Fed, pushed yields higher. A positive start to the New Year is always welcome. However, many challenges continued in the first quarter of 2006. Energy prices, which had moderated during the last quarter of 2005, ended the quarter near the highs of last summer, hindering returns.

   We recognize that a single quarter is not necessarily indicative of the prospective full year return, and certainly not of much importance in the achievement of attractive performance in the long run. Underlying trends in fundamental business conditions are of far more significance to both. Nothing occurred during the past quarter that alters the positive economic and investment views.

ECONOMIC SUMMARY AND OUTLOOK

   The current economic expansion, both in the United States and globally, has been driven by stimulative fiscal and monetary policies within most industrialized and emerging markets. Growth has also been supported through this period by greater political co-operation, increased trade, and technology-based enhancements to labor productivity.

   In the process, global employment and incomes have risen, while the availability of lower cost manufactured goods and services has kept inflation comparatively low despite increases in the prices of most raw materials. Global capital markets have recognized these favorable economic trends, with most markets rising steadily over the past several years.

   Our consistently positive assessment of the domestic economy since the summer of 2003 has relied on a continuation of these global business and political trends. In recent months, financial headlines have focused on reports of a decline in home sales. Together with the rise in interest rates, these reports have raised concern that home values are about to decline, with the natural consequence being an adverse impact on consumer spending and economic activity generally. All of these concerns have merit. Yet broader economic evidence suggests that continued, though perhaps more moderate, growth in GDP over the next year or two is likely even in the face of these cross currents. Fiscal policy, business capital spending, and rising employment are among the key positive forces.

   The still high price of oil has a dual impact on economic activity. In part, high energy prices usurp general consumer spending and, to the extent we import energy, serve as a restrictive tax on the domestic economy. On the positive side, we have begun to see much greater capital investment to explore and develop additional energy resources. At current price levels, many more energy reserves have become economically viable, as has additional investment related to energy conservation. Both types of expenditures will stimulate industrial production through more demand for machinery and related equipment. An added benefit is that the increase in energy production will tend to restrain prices even while global economic activity remains strong. Our view is that the probability of a sudden slowdown in economic growth over the next year or so remains low.

   Since the summer of 2003, the increase in corporate profits and cash flow has been greater than the change in stock prices. The net result is that stocks generally are still reasonably valued today despite a price recovery of roughly 50% in the S&P 500 index over the past three years. Values are especially attractive among stocks of larger, higher quality companies, many of which are available at 15 to 20 times prospective earnings, in many cases the lowest levels since the mid-1990's. Unless the economy and corporate profits falter, or long-term interest rates rise well above current levels, we expect a good stock market.

NEW INSTITUTIONAL SHARE CLASS

   The Women's Equity Fund now has available a new institutional class of shares. For minimum initial investments of $250,000, the expense ratio is 0.99% and the existing retail shares' total expense ratio has been reduced to 1.34%. We hope you will tell your friends and companies about the Fund and help our assets grow so that we can have a louder voice on behalf of women.

   We appreciate your investment in the Women's Equity Fund and always welcome your comments and suggestions.

   Sincerely,

   /s/Linda C.Y. Pei

   Linda C.Y. Pei
   President

MUTUAL FUND INVESTING INVOLVES RISK.  PRINCIPAL LOSS IS POSSIBLE.

The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

References to other mutual funds should not be interpreted as an offer of these securities.

Cash flow: measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor (05/06)

SECTOR ALLOCATION at March 31, 2006 (Unaudited)

Consumer Discretionary                        7.1%
Consumer Staples                             11.5%
Energy                                        6.9%
Financials                                   21.3%
Telecommunication Services                    1.5%
Health Care                                  17.0%
Industrials                                  12.4%
Information Technology                       12.5%
Materials                                     6.7%
MicrofinanceSecurities                        1.4%
Cash*<F1>                                     1.7%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended March 31, 2006 (Unaudited)

   As a shareholder of the Women's Equity Fund ("the Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than two months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending          Expenses Paid
                             Account        Account        During the Period
                          Value 10/1/05  Value 3/31/06  10/1/05 - 3/31/06*<F2>
                          -------------  -------------  ----------------------
Actual                        $1,000         $1,066              $7.57
Hypothetical (5% annual
  return before expenses)      1,000          1,018               7.39

*<F2> Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.47% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period). This ratio is equal to the contractually agreed upon limit of 1.34% that became effective March 1, 2006 which superceded a contractually agreed upon limit of 1.50%.

             Date           Women's Equity Fund         S&P 500 Index
             ----           -------------------         -------------
            3/31/96               $10,000                  $10,000
            3/31/97               $10,792                  $11,983
            3/31/98               $16,271                  $17,735
            3/31/99               $18,673                  $21,009
          3/31/2000               $20,465                  $24,778
          3/31/2001               $18,445                  $19,406
          3/31/2002               $20,214                  $19,452
          3/31/2003               $16,020                  $14,636
          3/31/2004               $21,185                  $19,776
          3/31/2005               $22,384                  $21,099
          3/31/2006               $23,771                  $23,574

                          Average Annual Total Return
                          Period Ended March 31, 2006

                      1 Year                        6.20%
                      5 Year                        5.20%
                      10 Year                       9.05%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 1996 and is not intended to imply any future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption fees.

As of March 31, 2006, the one-year total return for the S&P 500 Index was 11.73% and the five-year total return was 3.97%. The average annual total return since the Fund's inception, October 1, 1993, for the S&P 500 Index was 10.65%.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 811-0215.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at March 31, 2006

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 96.9%

BANKS: 11.6%
    2,000    Amsouth
               Bancorporation                                      $    54,100
   19,000    Bank Of America
               Corporation                                             865,260
   12,000    Comerica, Inc.                                            695,640
   12,600    Commerce
               Bancshares, Inc.                                        651,042
    4,000    SunTrust Banks, Inc.                                      291,040
   13,000    Wachovia Corp.                                            728,650
   18,000    Wilmington Trust Corp.                                    780,300
                                                                   -----------
                                                                     4,066,032
                                                                   -----------
CAPITAL GOODS: 10.5%
    9,500    3M Co.                                                    719,055
   12,000    Dover Corp.                                               582,720
   10,500    Illinois Tool Works, Inc.                               1,011,255
    8,000    Teleflex, Inc.                                            573,040
   10,800    W.W. Grainger, Inc.                                       813,780
                                                                   -----------
                                                                     3,699,850
                                                                   -----------
CONSUMER DURABLES & APPAREL: 3.0%
   20,000    Leggett & Platt, Inc.                                     487,400
    6,500    Nike, Inc. - Class B                                      553,150
                                                                   -----------
                                                                     1,040,550
                                                                   -----------
DIVERSIFIED FINANCIALS: 6.9%
   11,000    American Express Co.                                      578,050
    3,000    The Charles
               Schwab Corp.                                             51,630
   11,500    Northern Trust Corp.                                      603,750
    8,000    State Street Corp.                                        483,440
    9,000    T. Rowe Price
               Group, Inc.                                             703,890
                                                                   -----------
                                                                     2,420,760
                                                                   -----------
ENERGY: 6.9%
    6,500    Apache Corp.                                              425,815
   29,000    BP PLC - ADR                                            1,999,260
                                                                   -----------
                                                                     2,425,075
                                                                   -----------
FOOD & STAPLES RETAILING: 3.6%
   14,000    Costco Wholesale Corp.                                    758,240
   15,600    Sysco Corp.                                               499,980
                                                                   -----------
                                                                     1,258,220
                                                                   -----------
FOOD BEVERAGE & TOBACCO: 2.7%
    8,000    The Hershey Co.                                           417,840
    9,000    PepsiCo, Inc.                                             520,110
                                                                   -----------
                                                                       937,950
                                                                   -----------
HEALTH CARE EQUIPMENT & SERVICES: 9.2%
    7,000    Becton Dickinson & Co.                                    431,060
   13,000    Biomet, Inc.                                              461,760
    8,000    C.R. Bard, Inc.                                           542,480
    7,000    Caremark Rx, Inc. (a)<F3>                                 344,260
    8,000    Henry Schein, Inc. (a)<F3>                                382,880
   10,500    Medtronic, Inc.                                           532,875
    5,200    Respironics, Inc. (a)<F3>                                 202,332
    7,500    Stryker Corp.                                             332,550
                                                                   -----------
                                                                     3,230,197
                                                                   -----------
HOUSEHOLD & PERSONAL PRODUCTS: 5.3%
   10,500    Avon Prods, Inc.                                          327,285
   12,000    Colgate-Palmolive Co.                                     685,200
   11,000    The Estee Lauder
               Cos., Inc. - Class A                                    409,090
    7,500    Procter & Gamble Co.                                      432,150
                                                                   -----------
                                                                     1,853,725
                                                                   -----------
INSURANCE: 2.8%
    7,400    American International
               Group, Inc.                                             489,066
    5,300    Chubb Corp.                                               505,832
                                                                   -----------
                                                                       994,898
                                                                   -----------
MATERIALS: 6.7%
    7,000    Aptargroup, Inc.                                          386,750
   13,800    Bemis, Inc.                                               435,804
   12,000    Ecolab, Inc.                                              458,400
   11,000    Praxair, Inc.                                             606,650
    7,000    Sigma-Aldrich Corp.                                       460,530
                                                                   -----------
                                                                     2,348,134
                                                                   -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 7.8%
    6,000    Amgen, Inc. (a)<F3>                                       436,500
    9,000    GlaxoSmithKline
               PLC - ADR                                               470,790
   10,000    Johnson & Johnson                                         592,200
   14,000    Mylan Laboratories, Inc.                                  327,600
    9,000    Novartis AG - ADR                                         498,960
   10,000    Teva Pharmaceutical
               Industries, Ltd. - ADR                                  411,800
                                                                   -----------
                                                                     2,737,850
                                                                   -----------
RETAILING: 4.1%
   12,000    Home Depot, Inc.                                          507,600
   17,500    Ross Stores, Inc.                                         510,825
   16,000    Staples, Inc.                                             408,320
      700    TJX Cos., Inc.                                             17,374
                                                                   -----------
                                                                     1,444,119
                                                                   -----------
SEMICONDUCTORS &
  SEMICONDUCTOR EQUIPMENT: 2.6%
   22,000    Applied Matls, Inc.                                       385,220
   27,000    Intel Corp.                                               522,450
                                                                   -----------
                                                                       907,670
                                                                   -----------
SOFTWARE & SERVICES: 3.7%
    7,400    Adobe Systems, Inc.                                       258,408
    5,500    Automatic Data
               Processing, Inc.                                        251,240
   28,800    Microsoft Corp.                                           783,648
                                                                   -----------
                                                                     1,293,296
                                                                   -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 6.2%
   16,000    Dell, Inc. (a)<F3>                                        476,160
   29,000    EMC Corp. (a)<F3>                                         395,270
    6,000    International Business
               Machines Corp.                                          494,820
   22,000    Nokia Corp. - ADR                                         455,840
    7,700    Zebra Technologies
               Corp. - Class A (a)<F3>                                 344,344
                                                                   -----------
                                                                     2,166,434
                                                                   -----------
TELECOMMUNICATION SERVICES: 1.5%
      500    Alltel Corp.                                               32,375
    7,000    At&t, Inc.                                                189,280
    9,000    Bellsouth Corp.                                           311,850
                                                                   -----------
                                                                       533,505
                                                                   -----------
TRANSPORTATION: 1.8%
    8,000    United Parcel
               Service, Inc. - Class B                                 635,040
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $27,514,202)                                                33,993,305
                                                                   -----------
PRINCIPAL
AMOUNT
---------
BONDS: 1.4%

MICROFINANCE SECURITIES: 1.4%
 $500,000    Blue Orchard
               Microfinance
               Securities I, LLC
                4.936%, 7/31/2011+<F4>                                 485,000
                                                                   -----------
TOTAL BONDS
  (Cost $500,000)                                                      485,000
                                                                   -----------

SHARES
------
SHORT-TERM INVESTMENTS: 1.6%

MONEY MARKET INVESTMENTS: 1.6%
  565,402    Federated Cash Trust
               Money Market                                            565,402
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $565,402)                                                      565,402
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $28,579,604): 99.9%                                         35,043,707
Other Assets in Excess
  of Liabilities: 0.1%                                                  31,549
                                                                   -----------
NET ASSETS: 100.0%                                                 $35,075,256
                                                                   -----------
                                                                   -----------

(a)<F3>   Non-income producing security.
  +<F4> Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees.
ADR American Depositary Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2006

ASSETS
    Investments in securities, at value (cost $28,579,604)         $35,043,707
    Receivables:
        Fund shares sold                                                55,404
        Dividends and interest                                          57,115
    Prepaid expenses                                                    15,430
                                                                   -----------
           Total assets                                             35,171,656
                                                                   -----------

LIABILITIES
    Payables:
        Fund shares redeemed                                            15,975
        Investment advisory fees                                           366
        Administration fees                                              5,828
        Custody fees                                                     1,500
        Distribution fees                                               21,631
        Fund accounting fees                                             6,780
        Transfer agent fees                                             12,008
        Chief compliance officer fees                                    2,500
    Accrued expenses and other liabilities                              29,812
                                                                   -----------
           Total liabilities                                            96,400
                                                                   -----------

NET ASSETS                                                         $35,075,256
                                                                   -----------
                                                                   -----------
    Net asset value, offering and redemption price per share
      ($35,075,256/1,651,662 shares outstanding; unlimited
      number of shares authorized without par value)                    $21.24
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
    Paid-in capital                                                $28,005,693
    Undistributed net investment income                                 65,651
    Accumulated net realized gain on investments                       539,809
    Net unrealized appreciation on investments                       6,464,103
                                                                   -----------
           Net assets                                              $35,075,256
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2006

INVESTMENT INCOME
   Income
       Dividends (net of $5,680 foreign withholding tax)            $  606,194
       Interest                                                         40,614
                                                                    ----------
           Total income                                                646,808
                                                                    ----------

EXPENSES (NOTE 3)
       Investment advisory fees                                        339,346
       Distribution fees                                                86,711
       Administration fees                                              69,368
       Transfer agent fees                                              44,256
       Fund accounting fees                                             27,834
       Reports to shareholders                                          26,480
       Legal fees                                                       19,013
       Registration fees                                                17,648
       Audit fees                                                       16,722
       Chief compliance officer fees                                    10,000
       Custody fees                                                      7,643
       Trustee fees                                                      7,393
       Miscellaneous                                                     6,444
       Insurance expense                                                 1,498
                                                                    ----------
           Total expenses                                              680,356
           Less: fees waived                                          (164,949)
                                                                    ----------
           Net expenses                                                515,407
                                                                    ----------
               NET INVESTMENT INCOME                                   131,401
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                  1,230,310
   Change in net unrealized appreciation on investments                718,413
                                                                    ----------
       Net realized and unrealized gain on investments               1,948,723
                                                                    ----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $2,080,124
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED          YEAR ENDED
                                                              MARCH 31, 2006      MARCH 31, 2005
                                                              --------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                        $   131,401         $    78,864
   Net realized gain on investments                               1,230,310             138,543
   Change in net unrealized
     appreciation on investments                                    718,413           1,156,359
                                                                -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                2,080,124           1,373,766
                                                                -----------         -----------
DISTRIBUTION TO SHAREHOLDERS
   From net investment income                                      (135,000)            (25,989)
   From net realized gain                                          (692,597)                 --
                                                                -----------         -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (827,597)            (25,989)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F5> (b)<F6>               835,681          10,037,312
                                                                -----------         -----------
       TOTAL INCREASE IN NET ASSETS                               2,088,208          11,385,089
                                                                -----------         -----------
NET ASSETS
   Beginning of year                                             32,987,048          21,601,959
                                                                -----------         -----------
   END OF YEAR                                                  $35,075,256         $32,987,048
                                                                -----------         -----------
                                                                -----------         -----------
   Undistributed net investment income                          $    65,651         $    69,250
                                                                -----------         -----------
                                                                -----------         -----------

(a)<F5>   A summary of capital share transactions is as follows:

                                YEAR ENDED                  YEAR ENDED
                              MARCH 31, 2006              MARCH 31, 2005

                           Shares        Value         Shares         Value
                           ------        -----         ------         -----
Shares sold               345,475    $ 7,139,638       622,701     $12,521,562
Shares reinvested          38,106        801,373         1,190          24,917
Shares redeemed (b)<F6>  (342,991)    (7,105,330)     (126,044)     (2,509,167)
                         --------    -----------      --------     -----------
Net increase               40,590    $   835,681       497,847     $10,037,312
                         --------    -----------      --------     -----------
                         --------    -----------      --------     -----------

(b)<F6>   Net of redemption fees of $1,704 and $803, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                      YEAR ENDED MARCH 31,

                                                2006           2005           2004           2003           2002
                                                ----           ----           ----           ----           ----
   Net asset value,
     beginning of year                         $20.48         $19.40         $14.67         $18.50         $17.41
                                               ------         ------         ------         ------         ------

   INCOME FROM INVESTMENT
     OPERATIONS:
       Net investment income (loss)              0.08           0.05          (0.01)          0.01          (0.03)
       Net realized and unrealized
         gain (loss) on investments              1.18           1.05           4.74          (3.84)          1.66
                                               ------         ------         ------         ------         ------
   Total from investment operations              1.26           1.10           4.73          (3.83)          1.63
                                               ------         ------         ------         ------         ------

   LESS DISTRIBUTIONS:
       From net investment income               (0.08)         (0.02)            --             --             --
       From net realized gain                   (0.42)            --             --             --          (0.54)
                                               ------         ------         ------         ------         ------
   Total distributions                          (0.50)         (0.02)            --             --          (0.54)
                                               ------         ------         ------         ------         ------
   Paid in capital from
     redemption fees (see Note 2)                0.00*<F7>      0.00*<F7>        --             --             --
                                               ------         ------         ------         ------         ------
   Net asset value, end of year                $21.24         $20.48         $19.40         $14.67         $18.50
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------
   Total return                                  6.20%          5.66%         32.24%        (20.75)%         9.59%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (millions)           $35.1          $33.0          $21.6          $12.9          $12.7

   RATIO OF EXPENSES TO
     AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           1.96%          1.98%          2.14%          2.48%          2.62%
   After fees waived and
     expenses absorbed                           1.48%          1.50%          1.50%          1.50%          1.50%

   RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                          (0.10)%        (0.18)%        (0.67)%        (1.01)%        (1.33)%
   After fees waived and
     expenses absorbed                           0.38%          0.30%         (0.03)%        (0.03)%        (0.21)%
   Portfolio turnover rate                      22.06%          8.08%         15.50%         16.31%         14.64%

*<F7>  Amount is less than $0.01 per share.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

   The Women's Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Women's Equity Fund began operations on October 1, 1993.

   The investment objective of the Women's Equity Fund is to provide long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At March 31, 2006, the Fund held fair valued securities with a market value of $485,000 and 1.4% of total net assets.

       Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.
       These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

   B. Federal Income Taxes. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

       In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

   C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   D. Distributions to Shareholders. Distributions to shareholders from net investment income and realized gains on securities for the Fund normally are declared on an annual basis. Distributions are recorded on the ex-dividend date.

   E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   F. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

   G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net assets per value per share. For the year ended March 31, 2006, there were no permanent items identified that have been reclassified among components of net assets.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   FEMMX Financial (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% of the average daily net assets of the Fund. For the year ended March 31, 2006, the Fund incurred $339,346 in advisory fees. Boston Trust Investment Management, Inc. (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

   Effective March 1, 2006, the Advisor has contractually agreed to limit the Fund's expenses so that its annual ratio of expenses to average net assets will not exceed 1.34%. Prior to this, the Fund expenses were contractually limited to 1.50%. For the year ended March 31, 2006, the Advisor has waived $164,949 in fees for the Fund.

   The Advisor is permitted to seek reimbursement from the Women's Equity Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.

   At March 31, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $403,199. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

          Year of Expiration         Amount
          ------------------         ------
          March 31, 2007            $109,896
          March 31, 2008            $128,354
          March 31, 2009            $164,949

   The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator ("Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

For the year ended March 31, 2006, the Women's Equity Fund incurred $69,368 in administration fees.

   Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A., serves as the custodian (the "Custodian") to the Fund. Both the Distributor and Custodian are affiliates of the Administrator. Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

   The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund pays a fee to the Advisor as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the year ended March 31, 2006, the Fund incurred $86,711 in distribution fees.

   For the year ended March 31, 2006, the Women's Equity Fund was allocated $10,000 of the Trust's Chief Compliance Officer Fees.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   For the year ended March 31, 2006 the cost of purchases and the proceeds from the sale of securities for the Fund , excluding short-term investments, were $8,262,737 and $7,470,680, respectively.

   There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2006.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid during the years ended March 31, 2006 and 2005 was as follows:

                                            2006            2005
                                            ----            ----
       Distributions paid from:
           Ordinary Income                $135,000        $25,989
           Long-term capital gain          692,597             --
                                          --------        -------
                                          $827,597        $25,989
                                          --------        -------
                                          --------        -------

   As of March 31, 2006, the components of distributable earnings/losses on a tax basis were as follows:

   Cost of investments (a)<F8>                             $28,579,604
                                                           -----------
                                                           -----------
   Gross tax unrealized appreciation                       $ 6,740,152
   Gross tax unrealized depreciation                          (276,049)
                                                           -----------
   Net tax unrealized appreciation                         $ 6,464,103
                                                           -----------
                                                           -----------
   Undistributed ordinary income                           $    65,651
   Undistributed long-term capital gain                        539,809
                                                           -----------
   Total distributable earnings                            $   605,460
                                                           -----------
                                                           -----------
   Total accumulated earnings/(losses)                     $ 7,069,563
                                                           -----------
                                                           -----------

   (a)<F8> At March 31, 2006, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

NOTE 6 - INVESTMENTS IN RESTRICTED SECURITIES

   Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund's investment objective and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities.

                         Acquisition   Principal                         % Net
Security                     Date        Amount      Cost      Value     Assets
--------                 -----------   ---------     ----      -----     ------
BlueOrchard Microfinance
Securities I, LLC,
4.936%, 7/31/2011          7/26/04      $500,000   $500,000  $485,000     1.4%

                             REPORT OF INDEPENDENT
                       REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
WOMEN'S EQUITY MUTUAL FUND AND THE
BOARD OF TRUSTEES OF PROFESSIONALLY MANAGED PORTFOLIOS

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Women's Equity Mutual Fund, a series of Professionally Managed Portfolios, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Women's Equity Mutual Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
APRIL 28, 2006

TRUSTEES OF EXECUTIVE OFFICERS

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

     The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                      TERM OF          PRINCIPAL                          IN FUND
                         POSITION     OFFICE AND       OCCUPATION                         COMPLEX*<F9>     OTHER
NAME, ADDRESS            WITH         LENGTH OF        DURING PAST                        OVERSEEN         DIRECTORSHIPS
AND AGE                  THE TRUST    TIME SERVED      FIVE YEARS                         BY TRUSTEES      HELD
-------------            ---------    -----------      -----------                        ------------     -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry         Chairman     Indefinite       President, Talon Industries,            1           None.
(born 1943)              and          Term             Inc. (administrative,
2020 E. Financial Way    Trustee      since            management and business
Suite 100                             May 1991.        consulting); formerly Chief
Glendora, CA 91741                                     Operating Officer, Integrated
                                                       Asset Management
                                                       (investment advisor and
                                                       manager) and formerly
                                                       President, Value Line, Inc.
                                                       (investment advisory and
                                                       financial publishing firm).

Wallace L. Cook          Trustee      Indefinite       Financial Consultant;                   1           None.
(born 1939)                           Term             formerly Senior Vice
2020 E. Financial Way                 since            President, Rockefeller Trust
Suite 100                             May 1991.        Co.; Financial Counselor,
Glendora, CA 91741                                     Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite       Owner, Golf Adventures,                 1           None.
(born 1938)                           Term             LLC, (Vacation Services).
2020 E. Financial Way                 since            Formerly President and
Suite 100                             May 1991.        Founder, National Investor
Glendora, CA 91741                                     Data Services, Inc.
                                                       (investment related
                                                       computer software).

Rowley W.P. Redington    Trustee      Indefinite       President; Intertech                    1           None.
(born 1944)                           Term             Computer Services Corp.
2020 E. Financial Way                 since            (computer services and
Suite 100                             May 1991.        consulting).
Glendora, CA 91741

Steven J. Paggioli       Trustee      Indefinite       Consultant since July                   1           Trustee,
(born 1950)                           Term             2001; formerly, Executive                           Managers
2020 E. Financial Way                 since            Vice President, Investment                          Funds;
Suite 100                             May 1991.        Company Administration,                             Trustee,
Glendora, CA 91741                                     LLC ("ICA") (mutual fund                            Managers
                                                       administrator).                                     AMG Funds;
                                                                                                           Director,
                                                                                                           Guardian
                                                                                                           Mutual Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky         President    Indefinite       Vice President, U.S.                    1           Not
(born 1947)                           Term since       Bancorp Fund Services,                              Applicable.
2020 E. Financial Way                 August 2002.     LLC since July 2001;
Suite 100                Chief        Indefinite       formerly, Senior Vice
Glendora, CA 91741       Compliance   Term since       President, ICA (May 1997-
                         Officer      September        July 2001).
                                      2004.

Eric W. Falkeis          Treasurer    Indefinite       Chief Financial Officer,                1           Not
(born 1973)                           Term since       U.S. Bancorp Fund Services,                         Applicable.
615 East Michigan St.                 August 2002.     LLC since April 2006;
Milwaukee, WI 53202                                    formerly Vice President, U.S.
                                                       Bancorp Fund Services, LLC;
                                                       formerly Chief Financial
                                                       Officer, Quasar Distributors,
                                                       LLC.

Angela L. Pingel         Secretary    Indefinite       Counsel, U.S. Bancorp                   1           Not
(born 1971)                           Term since       Fund Services LLC since                             Applicable.
615 East Michigan St.                 December         2004; formerly, Associate,
Milwaukee, WI 53202                   2005.            Krukowski & Costello, S.C.,
                                                       (2002-2004); formerly, Vice
                                                       President - Investment
                                                       Operations, Heartland
                                                       Advisors, Inc. (1994-2002).

All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F9> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

FEDERAL TAX INFORMATION (Unaudited)

     The Fund designates 100% of the ordinary distributions paid during the year ended March 31, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

     For the year ended March 31, 2006, 100% of the ordinary distributions paid by the Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

     The Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                            -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Fund's proxy voting policies and procedures on the Fund's website at www.womens-equity.com or through the SEC's website at www.sec.gov.
---------------------                                 -----------

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Fund's proxy voting records on the Fund's website at www.womens-equity.com or through the SEC's website at www.sec.gov.
           ---------------------                                 -----------

                               INVESTMENT ADVISOR
                                FEMMX FINANCIAL
                              Linda Pei, President
                           12 Geary Street, Suite 601
                        San Francisco, California  94108
                             www.womens-equity.com
                                 (415) 434-4495
                                 (888) 552-9363

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                        U.S. BANK, NATIONAL ASSOCIATION
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin  53201-0701
                                 (866) 811-0221

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                             Julie Allecta, Partner
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

                              Women's Equity Fund
                                 Symbol - FEMMX
                               CUSIP - 742935604

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steve Paggioli are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                            FYE  03/31/2006       FYE  03/31/2005
                            ---------------       ---------------
Audit Fees                      $15,000               $14,500
Audit-Related Fees              N/A                   N/A
Tax Fees                        $2,000                $2,000
All Other Fees                  N/A                   N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                 FYE  03/31/2006     FYE  03/31/2005
----------------------                 ---------------     ---------------
Registrant                                  N/A                 N/A
Registrant's Investment Adviser             N/A                 N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------

     By (Signature and Title)*<F10> /s/Robert M. Slotky
                                     ---------------------------
                                     Robert M. Slotky, President

     Date      June 6, 2006
            ----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F10>  /s/ Robert M. Slotky
                                     ---------------------------
                                     Robert M. Slotky, President

     Date      June 6, 2006
            ----------------------------------------------------

     By (Signature and Title)*<F10>  /s/ Eric W. Falkeis
                                     ---------------------------
                                     Eric W. Falkeis, Treasurer

     Date      June 6, 2006
            ----------------------------------------------------

*<F10> Print the name and title of each signing officer under his or her signature.